UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21609

Western Asset Variable Rate Strategic Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

FORM N-Q

DECEMBER 31, 2018

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - 45.4%
Adjustable Rate Mortgage Trust, 2005-11 5A1 (1 mo. USD LIBOR + 0.540%)	3.046%	2/25/36	86,839	$62,071	(b)
Banc of America Funding Corp., 2015-R3 2A2	2.445%	2/27/37	1,585,047	1,301,502	(b)(c)
Banc of America Funding Trust, 2004-B 6A1	2.420%	12/20/34	284,411	225,538	(b)
Banc of America Funding Trust, 2005-E 8A1 (11th District Cost of Fund + 1.430%, min. coupon of 1.430%)	2.509%	6/20/35	243,302	175,506	(b)
Bear Stearns ALT-A Trust, 2004-3 A1 (1 mo. USD LIBOR + 0.640%)	3.146%	4/25/34	243,664	242,585	(b)
BX Trust, 2017-IMC A (1 mo. LIBOR + 1.050%)	3.505%	10/15/32	450,000	449,138	(b)(c)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	250,000	249,390	(b)
CD Mortgage Trust, 2017-CD6 XA, IO	0.976%	11/13/50	6,589,372	382,039	(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-2A A1 (1 mo. USD LIBOR + 0.270%)	2.776%	5/25/35	198,727	194,232	(b)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A1 (1 mo. USD LIBOR + 0.250%)	2.756%	8/25/35	170,629	168,871	(b)(c)
CHL Mortgage Pass-Through Trust, 2004-20 2A1	3.656%	9/25/34	308,026	223,304	(b)
CHL Mortgage Pass-Through Trust, 2004-29 2A1 (1 mo. USD LIBOR + 0.660%)	3.166%	2/25/35	20,621	20,131	(b)
CHL Mortgage Pass-Through Trust, 2005-HYB9 3A1A (12 mo. USD LIBOR + 1.750%)	4.592%	2/20/36	233,573	212,119	(b)
Citigroup Commercial Mortgage Trust, 2013-375P A	3.251%	5/10/35	340,000	339,780	(c)
Commercial Mortgage Trust, 2016-SAVA A (1 mo. LIBOR + 1.720%)	4.069%	10/15/34	347,748	347,330	(b)(c)
Countrywide Alternative Loan Trust, 2004-6CB A (1 mo. USD LIBOR + 0.580%)	3.086%	5/25/34	137,714	137,006	(b)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Countrywide Home Loans Reperforming REMIC Trust, 2004-R1 2A	6.500%	11/25/34	33,288	$32,685	(c)
Countrywide Home Loans Reperforming REMIC Trust, 2005-R2 2A1	7.000%	6/25/35	89,281	89,410	(c)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	2.926%	7/25/36	73,319	70,678	(b)(c)
Credit Suisse Mortgage Trust, 2015-10R 3A2 (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.840%)	2.880%	10/27/46	1,110,000	1,081,920	(b)(c)
Credit Suisse Mortgage Trust, 2015-2R 7A2	3.742%	8/27/36	1,200,245	1,081,146	(b)(c)
Credit Suisse Mortgage Trust, 2018-J1 B2	3.682%	2/25/48	858,443	809,753	(b)(c)
DBJPM Mortgage Trust, 2016-C1 ASB	3.038%	5/10/49	250,000	246,573
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 3AR1	4.677%	6/25/34	193,722	193,787	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk Debt Notes, 2013-DN1 M2 (1 mo. USD LIBOR + 7.150%)	9.656%	7/25/23	412,311	481,240	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk Debt Notes, 2015-DNA1 M2 (1 mo. USD LIBOR + 1.850%)	4.356%	10/25/27	217,205	219,964	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk Debt Notes, 2015-HQ1 M3 (1 mo. USD LIBOR + 3.800%)	6.306%	3/25/25	260,000	274,044	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk Debt Notes, 2016-DNA3 M2 (1 mo. USD LIBOR + 2.000%)	4.506%	12/25/28	248,314	250,626	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk Debt Notes, 2016-DNA4 M2 (1 mo. USD LIBOR + 1.300%)	3.806%	3/25/29	530,000	530,782	(b)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk Debt Notes, 2016-HQA1 M2 (1 mo. USD LIBOR + 2.750%)	5.256%	9/25/28	292,748	$297,281	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	14.256%	4/25/43	249,650	288,284	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk Debt Notes, 2017-DNA2 B2 (1 mo. USD LIBOR + 11.250%)	13.756%	10/25/29	369,257	414,052	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk Debt Notes, 2018-HRP2 B2 (1 mo. USD LIBOR + 10.500%)	13.006%	2/25/47	520,000	535,492	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2013-C01 M2 (1 mo. USD LIBOR + 5.250%)	7.756%	10/25/23	296,878	332,434	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	6.906%	1/25/24	340,000	376,175	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	7.406%	11/25/24	392,232	438,145	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C01 1B (1 mo. USD LIBOR + 11.750%)	14.256%	8/25/28	258,948	369,998	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	12.756%	1/25/29	899,366	1,196,508	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M1 (1 mo. USD LIBOR + 1.450%)	3.956%	1/25/29	102,707	103,217	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	6.756%	1/25/29	950,000	1,049,607	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	11.756%	4/25/29	1,009,023	1,272,001	(b)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M1 (1 mo. USD LIBOR + 0.680%)	3.186%	10/25/30	509,923	$508,819	(b)
Federal National Mortgage Association (FNMA) REMIC, 2013-25 BI, IO	3.000%	3/25/33	6,794,465	654,614
Federal National Mortgage Association (FNMA) REMIC, 2013-62 AI, IO	3.000%	6/25/33	4,733,479	606,317
Federal National Mortgage Association (FNMA) STRIPS, 347 2, IO	5.000%	1/25/34	658,534	135,414
Galton Funding Mortgage Trust, 2017-1 A22	3.000%	7/25/56	162,483	157,914	(b)(c)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	2.872%	3/20/60	102,622	102,997	(b)(d)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	3.322%	5/20/60	82,386	83,492	(b)(d)
Government National Mortgage Association (GNMA), 2010-H11 FA (1 mo. USD LIBOR + 1.000%)	3.322%	6/20/60	516,929	525,735	(b)(d)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	2.764%	11/20/60	987,703	989,269	(b)(d)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	2.814%	1/20/61	104,587	104,877	(b)(d)
Government National Mortgage Association (GNMA), 2011-H05 FA (1 mo. USD LIBOR + 0.500%)	2.814%	12/20/60	202,809	203,304	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	2.814%	12/20/60	180,461	181,010	(b)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	2.764%	2/20/61	447,814	448,509	(b)(d)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	2.814%	2/20/61	325,670	326,315	(b)(d)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Government National Mortgage Association (GNMA), 2011-H08 FD (1 mo. USD LIBOR + 0.500%)	2.814%	2/20/61	288,298	$289,078	(b)(d)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	2.814%	3/20/61	581,744	583,160	(b)
Government National Mortgage Association (GNMA), 2011-H11 FB (1 mo. USD LIBOR + 0.500%)	2.814%	4/20/61	117,865	118,181	(b)
Government National Mortgage Association (GNMA), 2012-H18 NA (1 mo. USD LIBOR + 0.520%)	2.834%	8/20/62	481,445	482,910	(b)(d)
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. USD LIBOR + 0.530%)	2.844%	10/20/62	337,930	339,143	(b)(d)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. USD LIBOR + 0.520%)	2.834%	10/20/62	534,320	535,934	(b)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. USD LIBOR + 0.400%)	2.906%	4/25/36	220,575	186,206	(b)(c)
HarborView Mortgage Loan Trust, 2004-10 4A	4.290%	1/19/35	90,363	89,239	(b)
HarborView Mortgage Loan Trust, 2005-14 3A1A	4.714%	12/19/35	51,503	50,849	(b)
IndyMac INDX Mortgage Loan Trust, 2004-AR7 A2 (1 mo. USD LIBOR + 0.860%)	3.366%	9/25/34	129,036	121,390	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 ASB	3.705%	1/15/47	145,512	147,183
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	660,000	545,679	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 C (1 mo. LIBOR + 2.850%)	5.305%	5/15/28	300,248	300,091	(b)(c)
JPMorgan Mortgage Trust, 2005-A3 3A4	4.124%	6/25/35	138,589	141,037	(b)
Lanark Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.420%)	3.097%	12/22/69	549,400	550,687	(b)(c)
LSTAR Securities Investment Ltd., 2017-6 A (1 mo. USD LIBOR + 1.750%)	4.270%	9/1/22	495,562	495,407	(b)(c)(e)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
LSTAR Securities Investment Trust Ltd., 2018-2 A1 (1 mo. USD LIBOR + 1.500%)	4.020%	4/1/23	441,395	$440,359	(b)(c)
MASTR Adjustable Rate Mortgages Trust, 2003-6 2A1	3.981%	12/25/33	39,622	38,412	(b)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	2.856%	5/25/35	703,410	561,007	(b)(c)
MASTR Reperforming Loan Trust, 2006-2 2A1	3.948%	5/25/36	75,597	70,005	(b)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	350,000	355,266
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. LIBOR + 0.850%)	3.305%	11/15/34	120,000	119,694	(b)(c)
Morgan Stanley Mortgage Loan Trust, 2006-6AR 2A	3.858%	5/25/36	332,244	296,963	(b)
Morgan Stanley Resecuritization Trust, 2015-R2 1A1 (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.710%)	2.763%	12/27/46	215,887	213,754	(b)(c)
Morgan Stanley Resecuritization Trust, 2015-R2 1B (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.710%)	2.763%	12/27/46	1,462,612	1,114,833	(b)(c)
Morgan Stanley Resecuritization Trust, 2015-R6 1A1 (1 mo. USD LIBOR + 0.260%)	2.835%	7/26/45	152,539	151,242	(b)(c)
MortgageIT Trust, 2005-3 A1 (1 mo. USD LIBOR + 0.600%)	3.106%	8/25/35	185,086	181,023	(b)
MSCG Trust, 2016-SNR A	3.348%	11/15/34	470,763	459,502	(b)(c)
New Residential Mortgage Loan Trust, 2015-1A A3	3.750%	5/28/52	335,683	337,148	(b)(c)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	512,592	521,464	(b)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2007-1 1A4	6.138%	3/25/47	315,381	319,507	(b)
Nomura Resecuritization Trust, 2015-1R 2A2 (1 mo. USD LIBOR + 0.190%)	3.775%	10/26/36	863,051	868,721	(b)(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	407,983	325,921	(c)
RAMP Trust, 2003-SL1 M1	7.305%	4/25/31	430,917	284,579	(b)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Structured Adjustable Rate Mortgage Loan Trust, 2004-9XS A (1 mo. USD LIBOR + 0.370%)	2.876%	7/25/34	244,311	$243,731	(b)
Structured Asset Mortgage Investments II Trust, 2004-AR3 1A1 (1 mo. USD LIBOR + 0.600%)	3.070%	7/19/34	181,495	178,590	(b)
Structured Asset Securities Corp., 2005-RF2 A (1 mo. USD LIBOR + 0.350%)	2.856%	4/25/35	134,939	127,111	(b)(c)
UBS Commercial Mortgage Trust, 2017-C4 A4	3.563%	10/15/50	410,000	405,893
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR11 A	4.184%	10/25/34	78,363	78,487	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR12 A2A (1 mo. USD LIBOR + 0.780%)	3.286%	10/25/44	83,485	83,722	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-4 CB9 (1 mo. USD LIBOR + 0.400%)	2.906%	6/25/35	388,147	329,829	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR1 A2A3 (1 mo. USD LIBOR + 0.800%)	3.306%	1/25/45	64,837	64,673	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. USD LIBOR + 0.720%)	3.226%	7/25/45	469,522	468,976	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR13 A1B3 (1 mo. USD LIBOR + 0.360%)	2.866%	10/25/45	306,021	301,251	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR13 A1C3 (1 mo. USD LIBOR + 0.490%)	2.996%	10/25/45	130,511	129,955	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR13 2A (11th District Cost of Fund + 1.500%, min. coupon of 1.500%)	2.579%	10/25/46	264,569	253,195	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2007-OA2 1A (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.700%)	2.857%	3/25/47	861,178	798,840	(b)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Wells Fargo Commercial Mortgage Trust, 2015-C31 D	3.852%	11/15/48	364,630	$312,562
Wells Fargo Commercial Mortgage Trust, 2015-NXS3 ASB	3.371%	9/15/57	140,000	141,303

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $35,762,110)				37,348,622

CORPORATE BONDS & NOTES - 43.5%
COMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 1.4%
AT&T Inc., Senior Notes	3.600%	2/17/23	810,000	805,745	(d)
Verizon Communications Inc., Senior Notes (3 mo. USD LIBOR + 1.100%)	3.716%	5/15/25	380,000	368,768	(b)(d)

Total Diversified Telecommunication Services				1,174,513

Media - 0.6%
DISH DBS Corp., Senior Notes	6.750%	6/1/21	130,000	128,986
DISH DBS Corp., Senior Notes	5.875%	7/15/22	190,000	175,513
DISH DBS Corp., Senior Notes	5.875%	11/15/24	270,000	218,362

Total Media				522,861

Wireless Telecommunication Services - 2.3%
Sprint Corp., Senior Notes	7.250%	9/15/21	530,000	543,780
Sprint Corp., Senior Notes	7.625%	2/15/25	740,000	741,850
Sprint Spectrum Co. LLC/Sprint
Spectrum Co. II LLC/Sprint Spectrum
Co. III LLC, Senior Secured Notes	3.360%	9/20/21	378,125	374,344	(c)
Vodafone Group PLC, Senior Notes (3 mo. USD LIBOR + 0.990%)	3.426%	1/16/24	220,000	214,755	(b)(d)

Total Wireless Telecommunication Services				1,874,729

TOTAL COMMUNICATION SERVICES				3,572,103

CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.2%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	200,000	186,382	(c)

Automobiles - 2.0%
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	250,000	256,545
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	400,000	401,029	(d)
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	1,000,000	979,118	(d)

Total Automobiles				1,636,692

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Internet & Direct Marketing Retail - 0.5%
Amazon.com Inc., Senior Notes	1.900%	8/21/20	370,000	$364,760	(d)

Specialty Retail - 0.2%
Home Depot Inc., Senior Notes (3 mo. USD LIBOR + 0.310%)	3.049%	3/1/22	200,000	198,076	(b)

TOTAL CONSUMER DISCRETIONARY				2,385,910

CONSUMER STAPLES - 3.7%
Beverages - 0.5%
Anheuser-Busch InBev Finance Inc., Senior Notes (3 mo. USD LIBOR + 1.260%)	3.819%	2/1/21	440,000	442,541	(b)(d)

Food & Staples Retailing - 0.7%
Walmart Inc., Senior Notes	1.900%	12/15/20	560,000	551,371

Food Products - 1.3%
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	920,000	891,600	(d)
Smithfield Foods Inc., Senior Notes	2.700%	1/31/20	220,000	217,078	(c)

Total Food Products				1,108,678

Tobacco - 1.2%
Altria Group Inc., Senior Notes	9.250%	8/6/19	350,000	361,788	(d)
BAT Capital Corp., Senior Notes	2.764%	8/15/22	450,000	425,394	(d)
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	170,000	167,975

Total Tobacco				955,157

TOTAL CONSUMER STAPLES				3,057,747

ENERGY - 5.5%
Energy Equipment & Services - 0.2%
Halliburton Co., Senior Notes	3.250%	11/15/21	170,000	169,977

Oil, Gas & Consumable Fuels - 5.3%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	351,000	359,562	(d)
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	190,000	191,769
Chesapeake Energy Corp., Senior Notes (3 mo. USD LIBOR + 3.250%)	5.686%	4/15/19	400,000	399,000	(b)
Chevron Corp., Senior Notes	2.100%	5/16/21	330,000	323,741	(d)
Continental Resources Inc., Senior Notes	5.000%	9/15/22	500,000	497,033
Ensco PLC, Senior Notes	5.200%	3/15/25	300,000	201,000
Lukoil International Finance BV, Senior Notes	7.250%	11/5/19	240,000	246,473	(f)
Occidental Petroleum Corp., Senior Notes	4.100%	2/1/21	40,000	40,703

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	418,000	$430,017
Petroleos Mexicanos, Senior Notes	3.500%	7/23/20	250,000	245,125
Shell International Finance BV, Senior Notes	1.875%	5/10/21	600,000	584,592	(d)
Shell International Finance BV, Senior Notes	1.750%	9/12/21	120,000	116,003
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	210,000	254,212	(d)
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	200,000	204,035	(d)
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	250,000	252,719	(d)

Total Oil, Gas & Consumable Fuels				4,345,984

TOTAL ENERGY				4,515,961

FINANCIALS - 19.9%
Banks - 15.8%
ABN AMRO Bank NV, Senior Notes	2.450%	6/4/20	200,000	197,648	(c)(d)
ABN AMRO Bank NV, Senior Notes (3 mo. USD LIBOR + 0.570%)	3.261%	8/27/21	430,000	427,708	(b)(c)(d)
Banco Santander Chile, Senior Notes	2.500%	12/15/20	210,000	205,489	(c)
Banco Santander SA, Senior Notes	3.125%	2/23/23	200,000	189,270	(d)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	650,000	643,013	(b)(g)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	660,000	643,449
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	570,000	526,538	(b)(g)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	900,000	881,511	(d)
Cooperatieve Rabobank UA, Junior Subordinated Notes (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	260,000	269,425	(b)(c)(g)
Cooperatieve Rabobank UA, Senior Notes	2.250%	1/14/20	250,000	247,901	(d)
Cooperatieve Rabobank UA, Senior Notes	4.750%	1/15/20	110,000	111,827	(c)
Cooperatieve Rabobank UA, Senior Notes (3 mo. USD LIBOR + 0.430%)	2.938%	4/26/21	600,000	597,193	(b)(d)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	620,000	$637,050	(b)(c)(g)
JPMorgan Chase & Co., Junior Subordinated Notes (5.150% to 5/1/23 then 3 mo. USD LIBOR + 3.250%)	5.150%	5/1/23	1,320,000	1,260,732	(b)(g)
M&T Bank Corp., Junior Subordinated Notes (6.450% to 2/15/24 then 3 mo. USD LIBOR + 3.610%)	6.450%	2/15/24	1,190,000	1,222,725	(b)(g)
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	310,000	315,472	(c)(d)
PNC Financial Services Group Inc., Junior Subordinated Notes (4.850% to 6/1/23 then 3 mo. USD LIBOR + 3.040%)	4.850%	6/1/23	990,000	908,325	(b)(g)
Royal Bank of Canada, Senior Notes (3 mo. USD LIBOR + 0.390%)	2.910%	4/30/21	240,000	238,067	(b)
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	200,000	191,614	(d)
Sumitomo Mitsui Banking Corp., Senior Notes	2.092%	10/18/19	560,000	553,885	(d)
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	50,000	50,222
U.S. Bank N.A., Senior Notes (3 mo. USD LIBOR + 0.320%)	2.828%	4/26/21	640,000	637,761	(b)(d)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	3/11/19	1,800,000	1,630,350	(b)(d)(g)
Wells Fargo & Co., Senior Notes	3.500%	3/8/22	450,000	448,703	(d)

Total Banks				13,035,878

Capital Markets - 1.8%
Bank of New York Mellon Corp., Junior Subordinated Notes (4.500% to 6/20/23 then 3 mo. USD LIBOR + 2.460%)	4.500%	6/20/23	1,340,000	1,157,050	(b)(g)
Credit Suisse AG, Senior Notes	3.625%	9/9/24	250,000	245,485
Goldman Sachs Capital III Ltd. (3 mo. USD LIBOR + 0.770%, 4.000% floor)	4.000%	3/11/19	43,000	29,658	(b)(g)

Total Capital Markets				1,432,193

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Consumer Finance - 0.9%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	225,000	$233,438
American Express Co., Senior Notes	2.650%	12/2/22	517,000	500,606	(d)

Total Consumer Finance				734,044

Diversified Financial Services - 0.6%
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	290,000	322,626	(d)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	190,000	199,178

Total Diversified Financial Services				521,804

Insurance - 0.8%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	4,066	5,428	(c)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	7.803%	2/12/23	18,518	18,611	(b)(c)
MetLife Inc., Junior Subordinated Notes (5.250% to 6/15/20 then 3 mo. USD LIBOR + 3.575%)	5.250%	6/15/20	680,000	655,180	(b)(g)

Total Insurance				679,219

TOTAL FINANCIALS				16,403,138

HEALTH CARE - 3.2%
Biotechnology - 0.2%
Gilead Sciences Inc., Senior Notes	1.850%	9/20/19	180,000	178,409

Health Care Equipment & Supplies - 1.0%
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	139,000	134,450
Becton Dickinson and Co., Senior Notes (3 mo. USD LIBOR + 1.030%)	3.769%	6/6/22	250,000	245,178	(b)(d)
Medtronic Inc., Senior Notes	3.500%	3/15/25	440,000	438,625	(d)

Total Health Care Equipment & Supplies				818,253

Health Care Providers & Services - 1.3%
CVS Health Corp., Senior Notes	3.350%	3/9/21	900,000	897,899	(d)
Humana Inc., Senior Notes	2.500%	12/15/20	140,000	137,953

Total Health Care Providers & Services				1,035,852

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 0.7%
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	30,000	$28,443
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	1.700%	7/19/19	500,000	493,489
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	60,000	55,186

Total Pharmaceuticals				577,118

TOTAL HEALTH CARE				2,609,632

INDUSTRIALS - 2.4%
Aerospace & Defense - 0.7%
General Dynamics Corp., Senior Notes (3 mo. USD LIBOR + 0.380%)	2.998%	5/11/21	370,000	368,873	(b)(d)
United Technologies Corp., Senior Notes (3 mo. USD LIBOR + 0.650%)	3.279%	8/16/21	200,000	199,323	(b)(d)

Total Aerospace & Defense				568,196

Airlines - 0.3%
Air 2 US Pass-Through Certificates	8.027%	10/1/19	3,216	3,266	(c)
American Airlines Group Inc., Pass-Through Certificates Trust, 2016-1 A	4.100%	1/15/28	226,088	225,457
Delta Air Lines Inc., Pass-Through Certificates Trust, 2007-1 B	8.021%	8/10/22	26,894	29,297

Total Airlines				258,020

Commercial Services & Supplies - 0.0%
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	20,000	19,750

Electrical Equipment - 0.2%
ABB Finance USA Inc., Senior Notes	2.800%	4/3/20	140,000	139,494

Industrial Conglomerates - 1.2%
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	1,312,000	1,005,320	(b)(d)(g)

TOTAL INDUSTRIALS				1,990,780

INFORMATION TECHNOLOGY - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	340,000	339,634	(c)(d)

MATERIALS - 0.8%
Chemicals - 0.3%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	280,000	271,216	(c)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 0.5%
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	320,000	$319,335	(c)
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	63,000	64,260

Total Metals & Mining				383,595

TOTAL MATERIALS				654,811

UTILITIES - 0.4%
Electric Utilities - 0.4%
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	290,000	282,877	(d)

TOTAL CORPORATE BONDS & NOTES (Cost - $36,152,218)				35,812,593

ASSET-BACKED SECURITIES - 26.0%
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	4.131%	5/1/27	170,000	170,082	(b)(c)
Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates, 2002-AR1 M1 (1 mo. USD LIBOR + 1.065%)	3.386%	9/25/32	82,667	82,856	(b)
Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates, 2005-R7 M2 (1 mo. USD LIBOR + 0.500%)	3.006%	9/25/35	270,000	270,997	(b)
Apex Credit CLO Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.470%)	3.957%	4/24/29	200,000	200,030	(b)(c)
Ares XLIV CLO Ltd., 2017-44A C (3 mo. USD LIBOR + 3.450%)	5.886%	10/15/29	250,000	242,779	(b)(c)
Ares XXVII CLO Ltd., 2013-2A XR (3 mo. USD LIBOR + 0.900%)	3.409%	7/28/29	112,500	112,500	(b)(c)
Argent Securities Inc., Asset-Backed Pass-Through Certificates, 2003-W3 M1 (1 mo. USD LIBOR + 1.125%)	3.631%	9/25/33	24,093	23,960	(b)
Bear Stearns Asset-Backed Securities Trust, 2007-SD1 1A2A	6.000%	10/25/36	510,107	387,152
Bowman Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.180%)	3.857%	11/23/25	250,000	249,835	(b)(c)
Carlyle Global Market Strategies US CLO Ltd., 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	3.689%	7/20/31	250,000	248,950	(b)(c)
Carlyle Global Market Strategies US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	6.169%	7/20/31	250,000	245,008	(b)(c)
Chase Funding Trust, 2004-1 1A7	4.985%	11/25/33	198,384	205,716	(b)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Citigroup Mortgage Loan Trust Inc., 2005-OPT1 M1 (1 mo. USD LIBOR + 0.630%)	3.136%	2/25/35	231,724	$230,335	(b)
Conseco Finance Corp., 1997-4 M1	7.220%	2/15/29	319,939	328,219	(b)
Countrywide Asset-Backed Certificates, 2003-5 AF5	5.138%	2/25/34	532,866	549,367	(b)
Countrywide Asset-Backed Certificates, 2007-13 2A1 (1 mo. USD LIBOR + 0.900%)	3.406%	10/25/47	578,844	573,941	(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	2.605%	11/15/36	332,177	291,750	(b)
Credit-Based Asset Servicing & Securitization LLC, 2007-SP1 A4	5.582%	12/25/37	208,723	212,679	(b)(c)
GM Financial Automobile Leasing Trust, 2017-2 A2B (1 mo. USD LIBOR + 0.300%)	2.770%	1/21/20	185,617	185,607	(b)
GreenPoint Home Equity Loan Trust, 2004-4 A (1 mo. USD LIBOR + 0.280%)	2.720%	8/15/30	50,920	49,336	(b)
Grippen Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 3.300%)	5.769%	1/20/30	500,000	479,695	(b)(c)
GSAA Home Equity Trust, 2006-5 2A3 (1 mo. USD LIBOR + 0.270%)	2.776%	3/25/36	722,551	496,735	(b)
GSAMP Trust, 2004-OPT B1 (1 mo. USD LIBOR + 2.400%)	4.045%	11/25/34	47,651	39,668	(b)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. USD LIBOR + 0.400%)	2.906%	10/25/46	249,030	235,953	(b)(c)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	3.570%	7/25/27	250,000	248,403	(b)(c)
Hertz Vehicle Financing II LP, 2017-1A A	2.960%	10/25/21	900,000	892,548	(c)
Home Equity Loan Trust, 2006-HSA3 A (1 mo. USD LIBOR + 0.130%)	2.636%	5/25/36	459,237	437,248	(b)
Home Equity Mortgage Loan Asset-Backed Trust, 2006-A A (1 mo. USD LIBOR + 0.260%)	2.766%	6/25/36	2,041,552	266,900	(b)
Jamestown CLO X Ltd., 2017-10A A2 (3 mo. USD LIBOR + 1.850%)	4.299%	7/17/29	250,000	246,694	(b)(c)
Lehman XS Trust, 2006-8 2A4A (1 mo. USD LIBOR + 0.260%)	2.766%	6/25/36	1,505,589	1,249,338	(b)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Long Beach Mortgage Loan Trust, 2001-3 M1 (1 mo. USD LIBOR + 0.825%)	3.331%	9/25/31	36,742	$38,396	(b)
Long Beach Mortgage Loan Trust, 2002-1 2M1 (1 mo. USD LIBOR + 1.125%)	3.631%	5/25/32	73,559	74,441	(b)
Magnetite IX CLO Ltd., 2014-9A A1R (3 mo. USD LIBOR + 1.000%)	3.490%	7/25/26	230,360	230,255	(b)(c)
Midocean Credit CLO VII, 2017-7A B (3 mo. USD LIBOR + 1.900%)	4.336%	7/15/29	250,000	245,982	(b)(c)
Morgan Stanley ABS Capital I Inc. Trust, 2004-HE5 M2 (1 mo. USD LIBOR + 1.875%)	4.381%	6/25/34	680,242	674,171	(b)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	100,844	100,714	(c)
Neuberger Berman Loan Advisers CLO Ltd., 2017-24A C (3 mo. USD LIBOR + 2.450%)	4.900%	4/19/30	250,000	249,410	(b)(c)
New Century Home Equity Loan Trust, 2004-3 M1 (1 mo. USD LIBOR + 0.930%)	3.436%	11/25/34	638,898	638,554	(b)
NovaStar Mortgage Funding Trust, 2004-1 M3 (1 mo. USD LIBOR + 0.825%)	3.331%	6/25/34	577,679	572,982	(b)
OneMain Financial Issuance Trust, 2016-3A A	3.830%	6/18/31	925,000	935,375	(c)
Option One Mortgage Loan Trust, 2005-1 A4 (1 mo. USD LIBOR + 0.800%)	3.306%	2/25/35	2,401	2,406	(b)
Option One Mortgage Loan Trust, 2005-3 M4 (1 mo. USD LIBOR + 0.930%)	3.436%	8/25/35	520,000	450,959	(b)
Origen Manufactured Housing Contract Trust, 2007-A A2	4.755%	4/15/37	315,274	306,657	(b)
OSCAR U.S. Funding Trust VI LLC, 2017-1A A2A	2.300%	5/11/20	26,644	26,666	(c)
People’s Choice Home Loan Securities Trust, 2004-2 M1 (1 mo. USD LIBOR + 0.900%)	3.406%	10/25/34	12,373	12,416	(b)
RAAC Trust, 2006-RP2 A (1 mo. USD LIBOR + 0.250%)	2.756%	2/25/37	1,197	1,200	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	2.776%	5/25/36	353,531	$348,141	(b)(c)
RAMP Trust, 2003-RS7 MII1 (1 mo. USD LIBOR + 1.125%)	3.631%	8/25/33	19,566	19,249	(b)
RASC Trust, 2005-KS12 M4 (1 mo. USD LIBOR + 0.640%)	3.146%	1/25/36	460,000	419,093	(b)
RASC Trust, 2006-KS2 M3 (1 mo. USD LIBOR + 0.410%)	2.916%	3/25/36	1,260,000	1,130,759	(b)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	3.195%	8/25/33	68,502	67,260	(b)
SACO I Trust, 2006-3 A3 (1 mo. USD LIBOR + 0.460%)	2.966%	4/25/36	98,780	97,288	(b)
SACO I Trust, 2006-4 A1 (1 mo. USD LIBOR + 0.340%)	2.846%	3/25/36	93,574	91,661	(b)
Seneca Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.120%)	3.569%	7/17/26	219,698	219,704	(b)(c)
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	3.078%	6/15/39	84,842	82,380	(b)
SLM Private Credit Student Loan Trust, 2007-A A4A (3 mo. USD LIBOR + 0.240%)	3.028%	12/16/41	600,000	585,070	(b)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	2.640%	3/25/44	960,000	935,291	(b)
SMB Private Education Loan Trust, 2016-C A2A	2.340%	9/15/34	770,405	744,944	(c)
Structured Asset Investment Loan Trust, 2004-9 M4 (1 mo. USD LIBOR + 1.950%)	4.456%	10/25/34	117,619	116,152	(b)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-GEL4 M1 (1 mo. USD LIBOR + 0.380%)	2.886%	10/25/36	830,000	820,524	(b)(c)
Terwin Mortgage Trust, 2004-5HE M1 (1 mo. USD LIBOR + 0.885%)	3.391%	6/25/35	445,682	443,107	(b)
THL Credit Wind River CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	4.086%	7/15/28	250,000	244,626	(b)
Towd Point Mortgage Trust, 2017-1 A1	2.750%	10/25/56	486,488	478,346	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
ASSET-BACKED SECURITIES - (continued)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	3.326%	4/15/29	250,000		$247,125	(b)(c)
Venture XXVIII CLO Ltd., 2017-28A A2 (3 mo. USD LIBOR + 1.110%)	3.579%	7/20/30	300,000		294,099	(b)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $20,414,404)					21,399,684

SOVEREIGN BONDS - 3.2%
Brazil - 0.9%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	1,885,000	BRL	508,719
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	833,000	BRL	225,174
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	108,000	BRL	29,133

Total Brazil					763,026

Mexico - 1.3%
Mexican Bonos, Bonds	6.500%	6/9/22	15,090,000	MXN	721,399
Mexico Government International Bond, Senior Notes	6.750%	9/27/34	85,000		97,142	(d)
Mexico Government International Bond, Senior Notes	5.550%	1/21/45	210,000		212,992	(d)

Total Mexico					1,031,533

Qatar - 0.2%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	200,000		202,586	(f)

Russia - 0.5%
Russian Foreign Bond - Eurobond, Senior Notes	12.750%	6/24/28	254,000		402,257	(f)

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	270,000		262,594	(c)

TOTAL SOVEREIGN BONDS (Cost - $3,156,584)					2,661,996

MORTGAGE-BACKED SECURITIES - 2.9%
FNMA - 1.0%
Federal National Mortgage Association (FNMA)	3.525%	2/1/29	540,000		540,337	(e)(h)
Federal National Mortgage Association (FNMA)	3.000%	1/1/49	300,000		292,435	(i)

Total FNMA					832,772

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - 1.9%
Government National Mortgage Association (GNMA)	6.500%	8/15/34	98,999	$110,123	(d)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.190%)	3.486%	7/20/60	105,661	108,070	(b)(d)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.094%)	3.755%	8/20/58	102,601	104,483	(b)(d)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.253%)	3.909%	7/20/60	106,704	109,196	(b)(d)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.385%)	4.047%	12/20/59	111,578	114,365	(b)(d)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.410%)	4.000%	12/20/59	473,057	485,800	(b)(d)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.440%)	4.100%	10/20/59-1/20/60	530,773	546,150	(b)(d)

Total GNMA				1,578,187

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $2,390,939)				2,410,959

			SHARES
PREFERRED STOCKS - 2.2%
FINANCIALS - 2.2%
Capital Markets - 2.2%
Northern Trust Corp.	5.850%		23,300	578,073
State Street Corp. (5.900% to 3/15/24 then 3 mo. USD LIBOR + 3.108%)	5.900%		49,000	1,199,520	(b)

TOTAL FINANCIALS				1,777,593

INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer Tracking Preferred Equity Certificates (8.000% PIK)	8.000%		781,762	624	(e)(h)(j)

TOTAL PREFERRED STOCKS (Cost - $1,918,212)				1,778,217

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 1.8%
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.2%
Virgin Media Bristol LLC, Term Loan K (1 mo. LIBOR + 2.500%)	4.955%	1/15/26	137,809	$131,022	(b)(k)(l)

Media - 0.8%
Univision Communications Inc., 2017 Term Loan (1 mo. LIBOR + 2.750%)	5.272%	3/15/24	752,488	684,011	(b)(k)(l)

TOTAL COMMUNICATION SERVICES				815,033

CONSUMER DISCRETIONARY - 0.3%
Specialty Retail - 0.3%
Michaels Stores Inc., 2018 Term Loan B (1 mo. LIBOR + 2.500%)	4.970-5.022%	1/30/23	236,637	227,369	(b)(k)(l)

INDUSTRIALS - 0.3%
Airlines - 0.3%
American Airlines Inc., 2018 Term Loan (1 mo. LIBOR + 1.750%)	4.256%	6/27/25	288,840	272,999	(b)(k)(l)

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
First Data Corp., 2024 Term Loan A (1 mo. LIBOR + 2.000%)	4.504%	4/26/24	200,923	192,509	(b)(k)(l)

TOTAL SENIOR LOANS (Cost - $1,583,320)				1,507,910

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.3%
U.S. Government Obligations - 0.3%
U.S. Treasury Notes (Cost - $277,799)	2.000%	6/30/24	290,000	282,076

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.0%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%
Eurodollar 1-Year Mid Curve Futures, Put @ $97.00 (Cost - $5,688)	2/15/19	30	75,000	375

			SHARES
COMMON STOCKS - 0.0%
INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer HoldCo, S.C.A. (Cost - $13,316)			1,628	2	*(e)(h)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $101,674,590)				103,202,434

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.2%
Dreyfus Government Cash Management, Institutional Shares (Cost - $965,206)	2.471%	965,206	$965,206

TOTAL INVESTMENTS - 126.5% (Cost - $102,639,796)			104,167,640
Liabilities in Excess of Other Assets - (26.5)%			(21,806,810)

TOTAL NET ASSETS - 100.0%			$82,360,830

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(i)	This security is traded on a to-be-announced (“TBA”) basis. At December 31, 2018, the Fund held TBA securities with a total cost of $288,094.

(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

Abbreviations used in this schedule:

BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar
UST	— United States Treasury

At December 31, 2018, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date		Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
						Collateralized Mortgage Obligations	$919,587
Bank of America Securities LLC	2.760%	12/6/2018	1/4/2019		$890,000	Mortgage-Backed Securities	104,483
Bank of America Securities LLC	2.800%	12/17/2018	2/15/2019		892,000	Mortgage-Backed Securities	962,798
Bank of America Securities LLC	2.800%	12/21/2018	1/22/2019		1,117,000	Collateralized Mortgage Obligations	1,315,584
Barclays Bank PLC	2.600%	6/14/2018	TBD	**	265,819	Sovereign Bonds	310,134
Barclays Bank PLC	2.680%	11/30/2018	1/3/2019		1,295,000	Collateralized Mortgage Obligations	1,457,154
Barclays Bank PLC	2.780%	12/3/2018	3/4/2019		466,000	Mortgage-Backed Securities	510,906
Morgan Stanley & Co. Inc.	3.382%	11/5/2018	2/4/2019		3,379,000	Corporate Bonds & Notes	3,441,415
RBC Capital Markets	3.450%	12/3/2018	3/1/2019		2,135,237	Corporate Bonds & Notes	2,273,717
RBC Capital Markets	3.480%	12/11/2018	3/11/2019		2,899,750	Corporate Bonds & Notes	3,104,786
RBC Capital Markets	3.500%	12/19/2018	3/18/2019		8,852,817	Corporate Bonds & Notes	9,334,418

					$22,192,623		$23,734,982

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**

TBD-To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements.

SCHEDULE OF WRITTEN OPTIONS

Exchange-Traded Written Options
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
Eurodollar 1-Year Mid Curve Futures, Put	2/15/19	$96.88	30	$75,000	$188
U.S. Treasury 5-Year Notes Futures, Call	1/25/19	114.00	8	8,000	6,250
U.S. Treasury 5-Year Notes Futures, Call	2/22/19	114.00	8	8,000	7,187

Total Exchange-Traded Written Options (Premiums received - $8,214)					$13,625

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

At December 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day EuroDollar	109	12/19	$26,403,569	$26,527,875	$124,306
90-Day EuroDollar	51	6/20	12,397,854	12,431,887	34,033
U.S. Treasury 2-Year Notes	21	3/19	4,435,630	4,458,562	22,932
U.S. Treasury 5-Year Notes	40	3/19	4,512,061	4,587,500	75,439
U.S. Treasury 10-Year Notes	65	3/19	7,742,425	7,931,016	188,591

					445,301

Contracts to Sell:
90-Day EuroDollar	150	3/19	36,462,810	36,483,750	(20,940)
U.S. Treasury Long-Term Bonds	9	3/19	1,254,078	1,314,000	(59,922)

					(80,862)

Net unrealized appreciation on open futures contracts					$364,439

At December 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	14,070,000	USD	737,634	Citibank N.A.	1/18/19	$(23,655)
USD	31,304	BRL	119,000	Goldman Sachs Group Inc.	1/18/19	637
ARS	831,000	USD	18,010	Citibank N.A.	3/26/19	1,797
ARS	1,270,000	USD	28,675	Citibank N.A.	3/26/19	1,595

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	689,000	USD	14,683	JPMorgan Chase & Co.	3/26/19	$1,739
ARS	1,510,000	USD	31,789	Goldman Sachs Group Inc.	3/29/19	4,080

Total						$(13,807)

Abbreviations used in this table:

ARS	— Argentine Peso
BRL	— Brazilian Real
MXN	— Mexican Peso
USD	— United States Dollar

At December 31, 2018, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	2,633,000		12/31/20	2.600% annually	Daily Federal Funds Effective Rate annually	—	$(11,731)
	868,000	GBP	10/26/21	1.271% semi-annually	6-Month GBP LIBOR semi-annually	$421	(525)
	1,065,000	GBP	10/30/21	1.385% annually	3-Month GBP LIBOR annually	—	(1,609)
	2,500,000		6/28/23	1.238% semi-annually	3-Month LIBOR quarterly	(2,347)	144,604
	2,540,000		7/9/23	2.902% semi-annually	3-Month LIBOR quarterly	97	(35,182)
	8,954,000		3/20/24	3-Month LIBOR quarterly	Daily Federal Funds Effective Rate + 0.310% quarterly	281	15,231
	19,100,000		7/5/28	3.000% semi-annually	3-Month LIBOR quarterly	(108,943)	(344,263)

Total						$(110,491)	$(233,475)

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviations used in this table:

GBP	— British Pound
LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Rate Strategic Fund Inc. (the “Fund”) was incorporated in Maryland on August 3, 2004 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to maintain a high level of current income. The Fund invests primarily in variable rate instruments of U.S. and non-U.S. issuers, including U.S. and non-U.S. investment grade and high-yield debt, senior loans, emerging market debt and derivatives related to these securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

Notes to Schedule of Investments (unaudited) (continued)

Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Collateralized Mortgage Obligations	—	$36,853,215	$495,407	$37,348,622
Corporate Bonds & Notes	—	35,812,593	—	35,812,593
Asset-Backed Securities	—	21,399,684	—	21,399,684
Sovereign Bonds	—	2,661,996	—	2,661,996
Mortgage-Backed Securities	—	1,870,622	540,337	2,410,959
Preferred Stocks:
Financials	$1,777,593	—	—	1,777,593
Industrials	—	—	624	624
Senior Loans	—	1,507,910	—	1,507,910
U.S. Government & Agency Obligations	—	282,076	—	282,076
Purchased Options	375	—	—	375
Common Stocks	—	—	2	2

Total Long-Term Investments	1,777,968	100,388,096	1,036,370	103,202,434

Short-Term Investments†	965,206	—	—	965,206

Total Investments	$2,743,174	$100,388,096	$1,036,370	$104,167,640

Other Financial Instruments:
Futures Contracts	$445,301	—	—	$445,301
Forward Foreign Currency Contracts	—	$9,848	—	9,848
Centrally Cleared Interest Rate Swaps	—	159,835	—	159,835

Total Other Financial Instruments	$445,301	$169,683	—	$614,984

Total	$3,188,475	$100,557,779	$1,036,370	$104,782,624

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$13,625	—	—	$13,625
Futures Contracts	80,862	—	—	80,862
Forward Foreign Currency Contracts	—	$23,655	—	23,655
Centrally Cleared Interest Rate Swaps	—	393,310	—	393,310

Total	$94,487	$416,965	—	$511,452

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of September 30, 2018	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Collateralized Mortgage Obligations	$541,797	$34	$24	$(5,154)	—
Corporate Bonds & Notes:
Industrials	29,546	58	—	(307)	—
Mortgage-Backed Securities	—	—	—	—	$540,337
Preferred Stocks:
Industrials	7,818	—	—	(7,194)	—
Common Stocks:
Industrials	5,958	—	—	(5,956)	—

Total	$585,119	$92	$24	$(18,611)	$540,337

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3[2]	Balance as of December 31, 2018	Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2018[1]
Collateralized Mortgage Obligations	$(41,294)	—	—	$495,407	$(5,154)
Corporate Bonds & Notes:
Industrials	—	—	$(29,297)	—	—
Mortgage-Backed Securities	—	—	—	540,337	—
Preferred Stocks:
Industrials	—	—	—	624	(7,194)
Common Stocks:
Industrials	—	—	—	2	(5,956)

Total	$(41,294)	—	$(29,297)	$1,036,370	$(18,304)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Variable Rate Strategic Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 25, 2019